DISPOSAL OF SUBSIDIARIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Disposal of subsidiaries
Gain from disposal of subsidiaries	¥ 12,158	$ 1,908	¥ 752
Consolidated
Disposal of subsidiaries
Gain from disposal of subsidiaries	12,158		752
CP&CE Programs
Disposal of subsidiaries
Gain from disposal of subsidiaries	12,939		752
CP&CE Programs | Consolidated
Disposal of subsidiaries
Gain from disposal of subsidiaries	¥ 12,158		¥ 752